Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. For the six months ended June 30, 2021 and 2020, the Company has two operating business lines, including business conducted by Adrie and its subsidiaries, primarily management and assessment services, factoring business and industrial operation service, and business conducted by Lixin Cayman and its subsidiaries, primarily financial guarantee and consulting services. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280.

The following table presents summary information by segment for the six months ended June 30, 2022 and 2021, respectively:

	For the Year Ended June 30, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$928,468	$329,397	$(138,621)	$1,119,244
Commission and fee income on guarantee services, net	-	436,561	(55,012)	381,549
Total interest and fee income	372,445	918,585		1,291,030
Net (loss) income from operation	$193,255	$772,434	$-	$965,689
Depreciation and amortization	$467,400	$62,660	$-	$530,060
Capital expenditures	$-	$-	$-	$-
Income tax recovery (expense)	$(119,869)	$(226,512)	$-	$(346,381)
Segment (loss) profit from continuing operations	$(66,008)	$629,380	$-	$563,372
Segment assets as of June 30, 2022	$10,913,204	$54,524,207	$(771,743)	$64,665,668

	For the Six Months Ended June 30, 2021 (Unaudited)
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$681	$330,107	$330,788
Commission and fee income on guarantee services, net	369	175,965	176,334
Total interest and fee income	423,692	840,347	1,270,039
Net loss from operation	$(305,055)	$(23,904)	$(328,959)
Depreciation and amortization	$(135)	$(539,192)	$(539,327)
Income tax (expenses) benefits	$66,112	$(53,044)	$13,068
Segment loss	$(386,275)	$(74,122)	$(460,397)
Segment assets as of June 30, 2021	$10,763,084	$54,080,420	$64,843,504